Long-term investments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term assets:
Property, plant and equipment	$ 844	$ 934
Cummins Westport, Inc.
Current assets:
Cash and short-term investments	90,296	85,812
Accounts receivable	1,363	2,336
Other current assets	0	120
Long-term assets:
Property, plant and equipment	844	934
Deferred income tax assets	21,322	22,851
Total assets	113,825	112,053
Current liabilities:
Current portion of warranty liability	19,816	19,829
Current portion of deferred revenue	16,678	21,299
Accounts payable and accrued liabilities	3,858	4,348
Current liabilities	40,352	45,476
Long-term liabilities:
Warranty liability	30,463	22,995
Deferred revenue	23,667	27,009
Other long-term liabilities	3,631	3,943
Long-term liabilities	57,761	53,947
Total liabilities	98,113	99,423
Product revenue	246,503	227,408	$ 235,220
Parts revenue	115,267	91,997	82,077
Total revenue	361,770	319,405	317,297
Cost of revenue and expenses:
Cost of product and parts revenue	257,717	228,452	207,840
Research and development	15,933	18,000	30,733
General and administrative	1,363	1,474	1,113
Sales and marketing	17,950	15,350	19,675
Foreign exchange loss	8	12	51
Bank charges, interest and other	372	706	609
Total	293,343	263,994	260,021
Income from operations	68,427	55,411	57,276
Interest and investment income	2,421	1,939	982
Income before income taxes	70,848	57,350	58,258
Income tax expense:
Current	16,102	8,397	16,068
Deferred	1,575	3,552	17,226
Income tax expense (recovery)	17,677	11,949	33,294
Income for the year	$ 53,171	$ 45,401	24,964
Deferred income tax expense			$ 13,423